Earnings per Share Earnings per Share Narrative (Details) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Feb. 03, 2012	Sep. 30, 2011	Sep. 07, 2012 Stock Appreciation Rights (SARs) [Member]	Feb. 03, 2012 Stock Appreciation Rights (SARs) [Member]	Feb. 03, 2012 Restricted Stock [Member]	May 29, 2012 Stock Options [Member]	May 29, 2012 Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Stock, Shares, Retained by Ralcorp in Spinoff Transaction		6.8	6.8
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2.3
Equity Instruments Granted In Spinoff Transaction					0.3	0.1
Shares, Issued				0.1			1.8	0.4